Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income (loss)

9.Accumulated other comprehensive loss

In 2019, Accumulated other comprehensive loss increased to $18,353 ($8,660 in 2018) mainly due to unrealized losses from hedging financial instruments of $9,693 (losses of $3,355 and $992 in 2018 and 2017, respectively).